Segmented information - Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	$ (51,528)	$ 59,159
Service fee earned as operators of joint venture	5,071	4,917
General and administrative expenses	(13,477)	(14,757)
Exploration and evaluation expenditures	(642)	0
(Loss) income from operations and joint venture	(60,576)	49,319
Impairment of investment in joint venture	7,631
Finance income	257	8,325
Finance expense	(925)	(45)
Foreign exchange loss	(8)	(223)
Net (loss) income and comprehensive (loss) income for the year	(68,883)	57,376
CANADA
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	0	(0)
Service fee earned as operators of joint venture	5,071	4,917
General and administrative expenses	(13,429)	(14,757)
Exploration and evaluation expenditures	0
(Loss) income from operations and joint venture	(8,358)	(9,840)
Impairment of investment in joint venture	0
Finance income	257	551
Finance expense	(51)	(45)
Foreign exchange loss	(8)	(223)
Net (loss) income and comprehensive (loss) income for the year	(8,160)	(9,557)
West Africa
Disclosure of operating segments [line items]
Share of net earnings related to joint venture	(51,528)	59,159
Service fee earned as operators of joint venture	0	0
General and administrative expenses	(48)	0
Exploration and evaluation expenditures	(642)
(Loss) income from operations and joint venture	(52,218)	59,159
Impairment of investment in joint venture	7,631
Finance income	0	7,774
Finance expense	(874)	0
Foreign exchange loss	0	0
Net (loss) income and comprehensive (loss) income for the year	$ (60,723)	$ 66,933